Organization and Business Description (Details) - Schedule of Subsidiaries and Variable Interest Entities	6 Months Ended
Jun. 30, 2024
Global Mentor Board Information Technology Limited (“GMB HK”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	March 22, 2019
Place of incorporation	HK
Percentage of effective ownership	100%
Principal Activities	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ” or “WFOE”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 3, 2019
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	December 22, 2021
Place of incorporation	PRC
Percentage of effective ownership	75%
Principal Activities	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 8, 2021
Place of incorporation	HK
Percentage of effective ownership	100%
Principal Activities	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 15, 2021
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 23, 2021
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 8, 2021
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	September 1, 2011, acquired through an asset acquisition on July 7, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	April 26, 2022
Place of incorporation	PRC
Percentage of effective ownership	20.07%
Principal Activities	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	December 13, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 24, 2024
Place of incorporation	PRC
Percentage of effective ownership	25.58%
Principal Activities	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 24, 2024
Place of incorporation	PRC
Percentage of effective ownership	25.58%
Principal Activities	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	March 25, 2024
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Sales of lithium battery materials
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	December 5, 2014
Place of incorporation	PRC
Percentage of effective ownership	VIE
Principal Activities	Peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 1, 2017
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 30, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co.,Ltd. (“GMB Culture”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 22, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	June 19, 2018
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	August 29, 2018
Place of incorporation	PRC
Percentage of effective ownership	30.6% by VIE
Principal Activities	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	October 16, 2020
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Technical services provider
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	November 29, 2021
Place of incorporation	PRC
Percentage of effective ownership	Disposed in March 2023
Principal Activities	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	July 27, 2021
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in July 2023
Principal Activities	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	January 7, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	July 16, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”) [Member]
Schedule of Subsidiaries and Variable Interest Entities [Line Items]
Date of Incorporation	March 4, 2022
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in April 2023
Principal Activities	Agricultural technology service